Loan Portfolio and Allowance for Credit Losses - Aging of Recorded Investment in Past Due Loans by Loan Class and by Region (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		$ 21,975	$ 17,775
New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	15,849	12,963
Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		6,126	4,812
30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		6,368	6,427
30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	3,599	4,061
30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		2,769	2,366
60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		3,092	1,471
60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	1,998	814
60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,094	657
90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		12,515	9,877
90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	10,252	8,088
90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		2,263	1,789
Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		5,230,485	5,080,283
Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	3,362,284	3,264,206
Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,868,201	1,816,077
Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		5,252,460	5,098,058
Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	3,378,133	3,277,169
Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,874,327	1,820,889
Commercial [Member] | Commercial Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,984	1,518
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	1,984	1,518
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	1,189
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	0	1,189
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,984	329
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	1,984	329
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		293,123	265,782
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	243,815	226,253
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		49,308	39,529
Commercial [Member] | Commercial Real Estate [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		295,107	267,300
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	245,799	227,771
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		49,308	39,529
Commercial [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		7	14
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	7	14
Commercial [Member] | Other [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		7	14
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	7	14
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Commercial [Member] | Other [Member] | Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		18,329	19,543
Commercial [Member] | Other [Member] | Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	17,834	19,130
Commercial [Member] | Other [Member] | Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		495	413
Commercial [Member] | Other [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		18,336	19,557
Commercial [Member] | Other [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	17,841	19,144
Commercial [Member] | Other [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		495	413
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		16,604	13,741
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	11,794	9,302
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		4,810	4,439
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		4,857	4,475
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	3,174	2,438
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,683	2,037
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		2,768	1,402
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	1,790	773
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		978	629
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		8,979	7,864
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	6,830	6,091
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		2,149	1,773
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		4,382,620	4,317,822
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	2,782,721	2,732,032
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,599,899	1,585,790
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		4,399,224	4,331,563
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	2,794,515	2,741,334
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,604,709	1,590,229
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		685	361
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	316	355
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		369	6
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		419	15
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	50	15
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		369	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	28
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	0	22
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	6
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		266	318
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	266	318
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		63,351	56,378
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	46,105	42,741
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		17,246	13,637
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		64,036	56,739
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	46,421	43,096
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		17,615	13,643
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		2,583	1,888
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	1,704	1,668
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		879	220
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,041	621
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	370	401
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		671	220
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		292	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	176	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		116	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		1,250	1,267
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	1,158	1,267
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		92	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		461,618	407,373
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	263,356	234,271
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		198,262	173,102
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		464,201	409,261
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	265,060	235,939
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		199,141	173,322
Installment [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		112	253
Installment [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	44	106
Installment [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		68	147
Installment [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		51	127
Installment [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	5	18
Installment [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		46	109
Installment [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		32	41
Installment [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	32	19
Installment [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		0	22
Installment [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		29	85
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	7	69
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		22	16
Installment [Member] | Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		11,444	13,385
Installment [Member] | Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	8,453	9,779
Installment [Member] | Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		2,991	3,606
Installment [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		11,556	13,638
Installment [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans	[1]	8,497	9,885
Installment [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded past due loans		$ 3,059	$ 3,753

[1]	Includes New York, New Jersey, Vermont and Massachusetts.